Segment Information - Summary of Operating Segments (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Sales revenues	¥ 45,095,325	¥ 37,154,298	¥ 31,379,507
Operating expenses	39,742,390	34,429,273	28,383,811
Operating income	5,352,934	2,725,025	2,995,697
Total assets	90,114,296	74,303,180	67,688,771
Investments accounted for using the equity method	5,710,106	5,227,345	4,837,895
Depreciation and amortization	2,087,066	2,039,904	1,821,880
Capital expenditures	4,848,042	3,496,219	3,611,587
Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	41,266,204	33,820,000	28,605,738
Operating expenses	36,644,729	31,639,363	26,321,448
Operating income	4,621,475	2,180,637	2,284,290
Total assets	29,351,344	26,321,858	24,341,737
Investments accounted for using the equity method	5,114,364	4,717,231	4,354,085
Depreciation and amortization	1,268,479	1,205,687	1,026,834
Capital expenditures	2,011,361	1,688,114	1,422,429
Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	3,484,198	2,809,647	2,324,026
Operating expenses	2,914,175	2,372,131	1,667,025
Operating income	570,023	437,516	657,001
Total assets	43,834,183	35,525,441	31,681,472
Investments accounted for using the equity method	110,308	92,903	79,414
Depreciation and amortization	784,013	799,156	761,801
Capital expenditures	2,763,931	1,786,373	2,156,339
All other [Member]
Disclosure of operating segments [line items]
Sales revenues	1,368,164	1,224,943	1,129,876
Operating expenses	1,192,923	1,121,492	1,087,575
Operating income	175,241	103,451	42,302
Total assets	3,011,363	2,946,994	3,091,011
Investments accounted for using the equity method	282,888	272,752	258,750
Depreciation and amortization	34,574	35,062	33,245
Capital expenditures	103,242	38,748	51,200
Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	(1,023,242)	(700,293)	(680,133)
Operating expenses	(1,009,437)	(703,713)	(692,237)
Operating income	(13,805)	3,420	12,104
Total assets	13,917,406	9,508,887	8,574,551
Investments accounted for using the equity method	202,546	144,460	145,646
Capital expenditures	(30,492)	(17,015)	(18,381)
Revenues from external customers [Member]
Disclosure of operating segments [line items]
Sales revenues	45,095,325	37,154,298	31,379,507
Revenues from external customers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	41,080,731	33,776,870	28,531,993
Revenues from external customers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	3,447,195	2,786,679	2,306,079
Revenues from external customers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	567,399	590,749	541,436
Inter-segment revenues and transfers [Member] | Automotive [Member]
Disclosure of operating segments [line items]
Sales revenues	185,473	43,131	73,745
Inter-segment revenues and transfers [Member] | Financial services [Member]
Disclosure of operating segments [line items]
Sales revenues	37,003	22,968	17,947
Inter-segment revenues and transfers [Member] | All other [Member]
Disclosure of operating segments [line items]
Sales revenues	800,766	634,194	588,441
Inter-segment revenues and transfers [Member] | Inter-segment Elimination/Unallocated Amount [Member]
Disclosure of operating segments [line items]
Sales revenues	¥ (1,023,242)	¥ (700,293)	¥ (680,133)